As filed with the Securities and Exchange Commission on March 30, 2005
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10495

Fort Pitt Capital Funds
(Exact name of registrant as specified in charter)

790 Holiday Drive, Foster Plaza Eleven, Pittsburgh, Pennsylvania 15220
(Address of principal executive offices) (Zip code)

Chad Fickett, 615 East Michigan Street, Milwaukee, WI 53202
(Name and address of agent for service)

412-921-1822
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2005

Date of reporting period: January 31, 2005

Item 1. Schedule of Investments.

Fort Pitt Capital Total Return Fund

SCHEDULE OF INVESTMENTS
January 31, 2005 (Unaudited)
COMMON STOCKS - 91.0%	Shares	Value

Aerospace & Defense - 4.1%
The Boeing Company	10,000	$506,000
Honeywell International, Inc.	15,000	539,700
		1,045,700
Air Freight - 2.6%
FedEx Corp.	7,000	669,550

Airlines - 2.0%
Alaska Air Group, Inc. *	17,000	506,430

Auto Components - 0.5%
Gentex Corp.	4,200	142,086

Building Products - 5.2%
Building Materials Holding Corp.	20,000	738,600
Trex Company, Inc. *	12,000	588,600
		1,327,200
Capital Markets - 3.4%
Investment Technology Group, Inc. *	30,000	597,300
The Charles Schwab Corp.	25,000	281,000
		878,300
Chemicals - 1.8%
FMC Corp. *	10,000	471,900

Commercial Banks - 7.4%
F.N.B. Corp.	25,000	494,500
Mellon Financial Corp.	20,000	587,000
PNC Financial Services Group	9,000	484,830
Sovereign Bancorp, Inc.	15,000	341,100
		1,907,430
Computer & Peripherals - 3.8%
EMC Corp. *	40,000	524,000
SanDisk Corp. *	18,000	444,600
		968,600
Diversified Financial Services - 5.2%
CIT Group, Inc.	13,000	524,810
Citigroup, Inc.	10,000	490,500
MBNA Corp.	12,000	318,960
		1,334,270
Diversified Telecommunication Services - 11.8%
Alltel Corp.	10,000	550,400
IDT Corp. - Class B *	20,000	292,800
North Pittsburgh Systems, Inc.	22,000	528,880
SBC Communications, Inc.	25,000	594,000
Telefonos de Mexico SA de CV ADR	10,000	372,500
Verizon Communications, Inc.	20,000	711,800
		3,050,380
Grocery Stores - 2.2%
Koninklijke Ahold NV ADR *	70,000	578,900

COMMON STOCKS - 91.0% (Continued)	Shares	Value

Industrial Conglomerates - 6.5%
Loews Corp.	10,000	$680,000
Matthews International Corp. - Class A	13,000	451,230
Tyco International Ltd. +	15,000	542,100
		1,673,330
Insurance - 7.5%
Arthur J. Gallagher & Co.	15,000	444,750
Erie Indemnity Co. - Class A	10,000	532,700
Fidelity National Financial, Inc.	10,000	438,200
Hartford Financial Services Group, Inc.	7,500	504,675
		1,920,325
Machinery - 4.7%
Ingersoll-Rand Co. - Class A+	7,000	520,660
ITT Industries, Inc.	8,000	682,320
		1,202,980
Media - 5.2%
Comcast Corp. *	20,000	643,800
Liberty Media Corp. - Class A *	30,000	313,200
Viacom, Inc. - Class A	9,963	374,908
		1,331,908
Metals & Mining - 1.9%
Alcoa, Inc.	12,500	368,875
RTI International Metals, Inc. *	5,000	122,000
		490,875
Oil & Gas - 1.3%
El Paso Corp.	30,000	326,100

Pharmaceutical Products - 4.5%
Allergan, Inc.	7,000	531,650
Mylan Laboratories Inc.	14,000	232,820
Wyeth	10,000	396,300
		1,160,770
Road & Rail - 2.4%
Dollar Thrifty Automotive Group, Inc. *	20,000	624,200

Semiconductor & Equipment - 4.7%
Cognex Corp.	12,500	326,375
Cohu, Inc.	7,977	134,572
Spectrum Control, Inc. *	14,980	109,953
Texas Instruments, Inc.	15,000	348,150
Xilinx, Inc.	10,000	291,900
		1,210,950
Software - 2.1%
Computer Associates International, Inc.	20,000	543,800
COMMON STOCKS - 91.0% (Continued)	Shares	Value

Specialty Retail - 0.2%
Blockbuster, Inc. - Class A	2,670	$24,457
Blockbuster, Inc. - Class B	2,670	23,336
		47,793

TOTAL COMMON STOCKS		23,413,777
(Cost $18,125,505)

	Principal
SHORT TERM INVESTMENTS - 9.7%	Amount	Value
U.S. Treasury Notes - 7.4%
1.9800% due 02/03/2005	1,900,000	1,899,791

Variable Rate Demand Notes - 2.3%
Goldman Sachs Financial Square Prime
Obligations Fund 2.1900% **	578,795	578,795

TOTAL SHORT TERM INVESTMENTS		2,478,586
(Cost $2,478,586)

Total Investments - 100.7%		25,892,363
(Cost $20,604,091)
Liabilities in Excess of Other Assets - 0.7%		(167,856)
TOTAL NET ASSETS - 100.0%		$25,724,507

ADR	American Depository Receipt
*	Non Income Producing
+	Foreign Denominated
**	Variable rate security. The rates listed are as of January 31, 2005.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Fort Pitt Capital Funds

By (Signature and Title) __/s/ Thomas P. Bellhy
Thomas P. Bellhy, President

Date    March 28, 2005__________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* ___/s/ Thomas P. Bellhy
   Thomas P. Bellhy, President

Date__ March 28, 2005__________

By (Signature and Title)* __/s/ Charles A. Smith______
             Charles A. Smith, Treasurer

Date__ March 23, 2005_____________

* Print the name and title of each signing officer under his or her signature.